Related party transactions - Narrative (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2021 vessel	Jun. 30, 2023 USD ($) payment vessel	Jun. 30, 2022 USD ($) vessel tanker	Aug. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Number of vessels sold to trigger revised master agreement		1
Period of notice of sale		3 months
Period of payments due for management fees		3 months
Number of vessels in agreement to sell			18
Number of sales completed			16
Number of vessels, termination fees paid			12
Number of vessels, termination fees in accounts payable | tanker			4
Post employment benefits, number of payments | payment		1
Post employment benefits, number of months of salary paid		2 months
Material post employment benefits for executive offices and directors | $		$ 0
Executive officer
Disclosure of transactions between related parties [line items]
Lump sum payment multiplier		3
Bottom of range | Executive officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than		24 months
Top of range | Executive officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than		36 months
Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $		$ 1,700,000
Amounts payable, termination fees | $			$ 500,000
Scorpio Commercial Management S.A.M. (SCM) | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Estimated contract termination fee | $		200,000
Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $		1,000,000
Amounts payable, termination fees | $			$ 300,000
Scorpio Ship Management S.A.M. (SSM) | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Estimated contract termination fee | $		$ 100,000
MR
Disclosure of transactions between related parties [line items]
Number of sales completed			2
LR1
Disclosure of transactions between related parties [line items]
Number of sales completed			12
LR2
Disclosure of transactions between related parties [line items]
Number of sales completed			2
Vessels | Minority interest in portfolio acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels owned by joint venture sold	2
Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			3
Vessels | LR1
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			12
Vessels | LR2
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			3
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels				9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels				5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels				4
Number of sales completed	2
Product tanker | LR1 | SCM and SSM | Management
Disclosure of transactions between related parties [line items]
Number of vessels				2
Minimum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage		150.00%
Maximum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage		250.00%
Subsidiaries | STI Benicia | Vessels | MR | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Percentage of non-controlling interest in buyer		7.50%
Subsidiaries | Scorpio Services Holding Limited (SSH) | STI Benicia | Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels		1